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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-21845

RALPH PARKS PORTFOLIOS TRUST

(Exact name of registrant as specified in charter)

Meadowgate Office Park, 101 Sully’s Trail, Building 10, Pittsford NY 14534

                                                                  (Address of principal executive offices)

                                                                                     (Zip code)

Emile R. Molineaux, General Counsel

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, New York 11788

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (585) 248-5700

Date of fiscal year end:  June 30th

Date of reporting period:  July 1, 2007 - June 30, 2008

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2008 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

 (c)   The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f)  Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

 (h)  How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i)  Whether the Registrant cast its vote for or against management.

Ralph Parks Portfolios Trust: Ralph Parks Cyclical Equity Fund										Item 1, Exhibit A
Investment Company Act file number: 811-21845
Reporting Period: July 1, 2007 through June 30, 2008

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	CYTRX Corporation	CYTR	232828301	7/2/2007	1	A vote for election of the nominees Louis Ignarro, Joseph Rubinfled	Mgmt	Y	For	For
2

Amendment to restate certificate of incorporation, on the proposal to approve the amendment to the company's restated certificate of incorporation to increase the authorized number of shares of common stock from 125,000 to 150,000

							Mgmt	Y	For	For
					3	Appointment of BDO Seidman, LLP as the company's public acounting firm	Mgmt	Y	For	For
2	Pegasystems inc.	PEGA	705573103	7/12/2007	1	A vote for election of the nominees Alexander D'Arbeloff, Richard Jones, Steven Kaplan, James O'Halloran, Alan Trefler, William Wyman	Mgmt	Y	For	For
					2	Ratification of Deloitte & Touche as independent registered public accounting firm for 2007	Mgmt	Y	For	For
3	Highland Hospitality Corporation	HIH	430141101	7/12/2007	1	Approval of the merger of HIH into blackjack merger corporation, the agreement and plan of merger, dated April 24, 2007.	Mgmt	Y	For	For
4	Mylan Laboratories	MYL	628530PPH	7/27/2007	1	Election of the nominees Milan Puskar, Robert Coury, Wendy Cameron, Neil Dimick, DJ, Leech, Joseph Maroon, N. Prasdad, Rodney Piatt, C.B Todd, RL Vanderveeen	Mgmt	Y	For	For
					2	Ratification of Deloitte & Touche as independent registered public accounting firm for 2007	Mgmt	Y	For	For
5	KHD Humboldt Wedag International LTD.	KHD	482462108	7/27/2007	1	A vote for election of the nominees Shumming Zhao, Kelvin K. Yao	Mgmt	Y	For	For
					2	Ratification of Deloitte & Touche as independent registered public accounting firm for the previous year	Mgmt	Y	For	For
					3	Ratification of Deloitte & Touche as independent registered public accounting firm for the ensuing year	Mgmt	Y	For	For
					4	The authorization to the directors to fix the remuneration to be paid to the auditors for the ensuing year	Mgmt	Y	For	For
					5	The approval of the arrangement resolution in the form attached as schedule M t the management information circular delivered to the company's shareholders in connection with the meeting	Mgmt	Y	For	For
					6	The approval of the 2 for 1 forward split of the company's common shares	Mgmt	Y	For	For
6	Forest Laboratories, Inc.	FRX	345838PPH	8/13/2007	1	A vote for election of the nominees Howard Solomon, L. Olanoff,Nesli Basgoz, William J. Candee, George Cohan, Dan. Goldwasser, Kenneth Goodman, Lester Salans	Mgmt	Y	For	For
					2	Adoption of the 2007 eequity incentive plan	Mgmt	Y	For	For
					3	Ratification of BDO Seidman as independent registered public acounting firm.	Mgmt	Y	For	For
7	H.J. Heinz Company	HNZ	423074103	8/15/2007	1	A vote for the nominees W.R. Johnson, C. bunch, L. Coleman, J. Drosdick, E. Holiday , C. Kendle, D.R O'Share, N. Peltz, D. Reilley, L. C. Swann, TJ Usher, M. Weinstein	Mgmt	Y	For	For
					2	Ratification of independent registered public accounting firm	Mgmt	Y	For	For
					3	To amend and extend the amended and restated global stock	Mgmt	Y	For	For
					4	To approve performance merics under h fiscal year 2003 stock incentive plan	Mgmt	Y	For	For
					5	To amend the company's by-laws and articles of incorporation to reduce the shareholder vote required to amend limitation of director liability and director officer indemnification	Mgmt	Y	For	For
					6	To amend the company articles of incorporation to reduce the shareholder vote requiered to approve certain business combinations	Mgmt	Y	For	For
					7	To amend the company articles of incorporation to requiere a majority voting standard in the election of the directors	Mgmt	Y	For	For
8	Premier Exhibitions, Inc.	PRXI	74051E102.	8/15/2007	1	A vote for election of the nominees Douglas Banker, Stephen Couture, Nick Cretan, Arnie Geller, Alan Reed	Mgmt	Y	For	For
					2	To approve the adoption of the Premier Exhibitions, Inc. 2007 restricted stock plan	Mgmt	Y	For	For
					3	Ratification of Kempisty & Company as the company's independent registered public accounting firm	Mgmt	Y	For	For
9	Alliance One International, Inc.	AOI	.018772103.	8/16/2007	1	A vote for election of the nominees Robert Harrison, Albert Monk II, Clyde Preslar, Norman A. Scher, Richard Green Jr.	Mgmt	Y	For	For
					2	Ratification of Deloitte & Touche as independent registered public accounting firm for the previous year	Mgmt	Y	For	For
					3	Approval of the Alliance One International, Inc. 2007 Inentive plan	Mgmt	Y	For	For
10	Quanta Services, Inc	PWR	74762E102.	8/30/2007	1	Approval of the issuance of shares of common stock pursuant to the agreement and plan of merger, dated as of March 18,2007 with Infrasource Services	Mgmt	Y	For	For
					2	Approval of adjournments or postponements of the special meeting, if necessary to solicit additional proxies	Mgmt	Y	For	For
11	John Wiley & Sons, Inc.	JW-A	968223206	9/20/2007	1	Election of the nominees kim Jones, R.W McDaniel, William Plummer	Mgmt	Y	For	For
					2	Ratification of KPMG LLP as our independent registered public accounting firm for 2007	Mgmt	Y	For	For
12	Excel Maritime Carriers	EXM	V3267N107	9/19/2007	1	A vote for the election of the nominees Gabriel Panayotides, Christopher Gergakis, George agadakis, Trevor Williams, Frithjof Platou, Evangelos macris, Apostolos Kontoyannis	Mgmt	Y	For	For
					2	Ratification of Ernst & Young as the company independent auditors for the fiscal year 2007	Mgmt	Y	For	For
13	Ibasis, Inc.	IBAS	450732201	9/27/2007	1	A vote for election of the nominees Frank King, Charles Skibo	Mgmt	Y	For	For
					2	Issuance of shares to KPN pursuant to the share purchase and sale agreement.	Mgmt	Y	For	For
					3	Approval of the adoption of the Ibasis 2007 sotck plan	Mgmt	Y	For	For
					4	Ratification of Deloitte & Touche as independent registered public accounting firm for 2007	Mgmt	Y	For	For
5

Approval of the adjournment or postponement of the annual  meeting, if necessary, in order to solicit additional proxies in favor if there are not sufficient favorable votes at the time of the meeting to approve the issuance of shares to KPN.

							Mgmt	Y	For	For
14	Golar LNG Limited	GLNG	G9456A100	9/28/2007	1	A vote for the election of the nominees John Fredriksen, Olav Troim, Kate Blankenship, Frixos Savvides	Mgmt	Y	For	For
					2	Ratification of Pricewaterhousecoopers of London, England as the company's independent auditors and to authorize the board of directors to determine their remuneration.	Mgmt	Y	For	For
					3	Proposal to amend the company's bye-laws	Mgmt	Y	For	For
					4	Proposal to approve remuneration of the company's board of directors	Mgmt	Y	For	For
15	Cal Maine Foods, inc.	CALM	128030202	10/11/2007	1	A vote for election of the nominees Fred Adams, Richard Looper, Adolphus Baker, Timothy dawson, Faser Triplett, letitia Hughes, James Poole	Mgmt	Y	For	For
16	Excel Maritime Carriers	EXM	V3267N107	10/16/2007	1	A vote for the election of the nominees Gabriel Panayotides, Christopher Gergakis, George agadakis, Trevor Williams, Frithjof Platou, Evangelos macris, Apostolos Kontoyannis	Mgmt	Y	For	For
2

Ratification and approval the amendment to article fifth of the company's amended and restated articles of incorporation, increasing from 49,000,000 to 100,000,000 the number of authorized shares of the company’s class A common stock.

							Mgmt	Y	For	For
					3	Ratification of Ernst & Young as the company independent auditors for the fiscal year 2007	Mgmt	Y	For	For
17	CYTC Corporation	CYTC	232946103	10/18/2007	1	To adopt the agreement and plan of merger, dated as of May 20, 2007, among CYTC, Hologic Inc and Nor'Easter Corporation	Mgmt	Y	For	For
2

If submitted a vote of CYTC Stockholders, to approve an adjournment of the CYTC special meeting, including, if necessary, to solicit additional proxies in favor of the proposal to adopt the merger agreement if there are not sufficient votes for that proposal at the time of the meeting.

							Mgmt	Y	For	For
18	Liberty Media Corporation	LBTYK	53071M302	10/23/2007	1	New Tracking stock proposal	Mgmt	Y	For	For
					2	Recapitalization proposal	Mgmt	Y	For	For
					3	Optional Conversion proposal	Mgmt	Y	For	For
					4	Group Disposition proposal	Mgmt	Y	For	For
19	Cablevision Systems Corporation	CVC	12686C109	10/24/2007	1	To adopt and approve the agreement and plan of merger dated as of May 2, 2007 by and among central park holding company, llc.	Mgmt	Y	For	For
2

to approve an amendment to Cablevision systems corporation's amended and restated certificate of incorporation, which would make section A.X. of article fourth of the amendedand restated certificate of incorporation inapplicable to the merger and the other transactions contemplated by the merger agreement.

							Mgmt	Y	For	For
3

To approve any motion to adjourn the special meeting to a later date to solicit additional proxies if there are insufficient votes at the time of the special meeting to approve proposal 1 or proposal 2.

							Mgmt	Y	For	For
20	Sirenza Microdevices	SMDI	82966T106	10/29/2007	1	The adoption of the merger agreement	Mgmt	Y	For	For
					2	To approve the adjournment of the special meeting, if necessary if a quorum is present, to solicit additional proxies if there are not sufficient votes in favor of proposal No. 1	Mgmt	Y	For	For
21	Insight Enterprises	NSIT	45765U103	11/12/2007	1	A vote for election fo the nominees Bennett Dorrance, Michael Fisher and David Robino	Mgmt	Y	For	For
					2	To approve our 2007 omnibus plan	Mgmt	Y	For	For
					3	Ratification of KPMG LLP as our independent registered public accounting firm for 2007	Mgmt	Y	For	For
22	Partner Communications	PTNR	70211M109	11/15/2007	1	Ratification of Kesselman & Kesselman, as the company's auditor for the period ending at the close of the next annual general meeting.	Mgmt	Y	For	For
2

Noting the auditor's remuneration for the year ended December 31, 2006 as dtermined by the Audit Committee and by the Board of Directors and approving the report of the Board of Directors with respect to the remuneration paid to the auditor and its affiliates for the year ended December 31, 2006

							Mgmt	Y	For	For
					3	Discussion and approval of the Company's audited financial statements for the year ended December 31 and the Board of Directors of such period	Mgmt	Y	For	For
4

Re-election of the following nine directors to the Company's Board of Directors until the close of the next annual general meeteing: Fok kin-ning, Canning, Chang ting Yu; Chow Woo Mo, Fong, Susan; galil, Uzia, Gissin, Erez; Lui, Dennis Pok Man; Shachar, Pesach; Shorer, Amikam; and Sixt, Frank John and approval of the commpensantion for one of them, Mr. Gissin, No change is made to the provisions  of the directors indemnification and insurance policies.

							Mgmt	Y	For	For
					5	Approval of a special retirement bonus for, and payment for a non-compete undertaking from Mr. Amikam Cohen upon leaving his position as the Company's CEO.	Mgmt	Y	For	For
6

Approval and ratification as a framework transaction of the purchase of handsets and other devices under the Handset Supply Agreement with H3G Procurement Services S.a.R.L, a subsidiary in the proxy statement.

							Mgmt	Y	For	For
23	Myriad Genetics	MYGN	62855J104	11/15/2007	1	A vote for election of the nominees Peter Meldrum, Mark Skolnick and Linda Wilson	Mgmt	Y	For	For
					2	Proposal to amend the 2003 employee, director and consultant stock option plan to increase the number of shares of common stock available for issuance thereunder by 1,500,000 shares	Mgmt	Y	For	For
					3	Ratification of Ernst & Young as the company independent auditors for the fiscal year 2007	Mgmt	Y	For	For
24	Cisco Systems Inc.	CSCO	17275R102	11/15/2007	1

A vote for election of the nominees Carol Bartz, Michelle Burns, Michael Capellas, larry Carter, John Chambers, Biran Halla, John Hennessy, Richard Kovacevich, Roderick McGeary, Michael Powell, Steven West, Jerry Yang

							Mgmt	Y	For	For
					2	To approve the amendment and esxtension of the 2005 stock incentive plan	Mgmt	Y	For	For
					3	To approve the Executive Incentive Plan with respect to current and future covered employees and executive officers.	Mgmt	Y	For	For
					4	Ratification of Pricewaterhousecoopers LLP as independent registered public accounting firm for the fiscal year.	Mgmt	Y	For	For
					5	Proposal submitted by shareholders requesting the Board to establish a Board Committee on Human Rights	Mgmt	Y	For	For
					6	Proposal submitted by a shareholder requesting that the Board establish a pay for superior performance standard in the Company's executive compensation plan for senior executives.	Mgmt	Y	For	For
7

Proposal submitted by shareholders requesting the Board to adopt a policy that shareholders be given the opportunity at each annual meeting of shareholders to vote on an advisory resolution to ratify the compensation of the named executive officers.

							Mgmt	Y	For	For
8

Proposal submitted by shareholders requesting the board to publish a report to shareholders within six months providing a summarized listing and assessment of concrete steps Cisco could reasonably take to reduce the likelihood that its business practices might enable or encourage the violation of human rights, as set forth in the accompanying proxy statement.

							Mgmt	Y	For	For
25	Star Maritime Acquisition Corporation	SEA	.85516E107.	11/27/2007	1

To consider and vote upon a proposal to approve and authorize the acquisition of Eight Drybulk Carriers by Star Bulk Carriers Corporation, or Star Bulk a wholly owned subsidiaries of TMT co. Ltd. Or Tmt, pursuant to definitive agreements, all as more fuly described in the proxy statements.

							Mgmt	Y	For	For
2

To consider and vote upon a proposal to approve and authorize the merger, which we refer to as the redomciliation merger, pursuant to the agreement and plan of merger, dated March 14, 2007, by and between star maritime and its wholly owned Marshall Islands subsidiary, Star Bulk Carriers Corporation, all as more fully described in the proxy statement.

							Mgmt	Y	For	For
3

To adjourn the special meeting in order for Star Maritime to solicit proxies in the event Star maritime has not received the requisite shareholder vote to approve the asset acquisition and the redomciliation merger.

							Mgmt	Y	For	For
26	GP Strategies Corporation	GPX	36225V104	12/10/2007	1	A vote for election of the nominees: harvey P. Eisen, Marshall S. Geller, Scott N. greenberg, Sue W. Kelly, R.C. Pfenniger Jr., Marvin Strait, Gene A. Washington	Mgmt	Y	For	For
					2	To amend the company's restated certificate of incorporation, as amended, to increase the authorized number of shares of common stock from 25 to 35 million shares.	Mgmt	Y	For	For
					3	Ratification of KPMG LLP as our independent registered public accounting firm for 2007	Mgmt	Y	For	For
27	Phoenix Technologies	PTEC	719153108	12/20/2007	1	A vote for election of the nominees Dale Fuller, Douglas Barnett and Richard Noling	Mgmt	Y	For	For
					2	Ratification of Ernst & Young as the company independent auditors for the fiscal year 2007	Mgmt	Y	For	For
3

To approve amendments to our amended and restated certificate of incorporation to eliminate the classification of the company's board of directors and thereby ensure that each director will stand for election annually and to remove all references to series a junior participating preferred stock.

							Mgmt	Y	For	For
					4	To approve the company's 2007 equity incentive plan	Mgmt	Y	For	For
5

To approve amendments to the company's 2001 employee stock purchase plan to increase the number of shares issuable under the ESPP by 500,000 shares to an aggregate of 1,750,000 shares and extend the term of the ESPP.

							Mgmt	Y	For	For
					6	To approve the material terms of performance vesting stock option grants to certain executive officers and related amendments to the company's 1999 stock plan.	Mgmt	Y	For	For
28	Inverness Medical Innovations	IMA	46126P106	12/20/2007	1

Approve an increase to the number of shares of common stock available for issuance under the inverness medical innovations, inc 2001 stock option and incentive plan by 3,000,000 from 8,074,871 to 11,074,871

							Mgmt	Y	For	For
29	Meridian Bioscience	VIVO	589584101	1/22/2008	1	A vote for election of the nominees James Buzard, John Kraeutler, Gary Kreider, William Motto, David Philips and Robert Ready	Mgmt	Y	For	For
					2	Ratification of Grant Thorton LLP as independent registered public accounting firm for fiscal 2008.	Mgmt	Y	For	For
					3	To amend the company's amended code of regulations to allow the board of directors4	Mgmt	Y	For	For
					4	To amend Meridian's 2004 equity compensation plan, amended and restated through January 19, 2006, to provide 1, 537,500 additional common shares available for issuance.	Mgmt	Y	For	For
30	Yanzhou Coal Mining Company	YZC	984846105	1/30/2008	1

To consider and approve the terms of the acquisition agreement and all the transactions contemplated therein and to approve, confirm and ratify the execution of the acquisition agreement and to authorize the directors to give effect to the acquisition agreement and transactions contemplated therein, all as more fully described in the proxy statement.

							Mgmt	Y	For	For
					2	To consider and approve the proposed amendment to article 158 of the articles of association of the company, details of which are general meeting and the company’s circular dated 14 December 2007.	Mgmt	Y	For	For
31	Pricesmart	PSMT	741511109	2/26/2008	1	A vote for election of the nominees Murray Galinson, Katherine L. Hensley, Leon Janks, Lawrence Krausse, Jose Luis Laparte, Jack Mcgrory, Robert Price, Keene Wolcott and Edgar Zurcher	Mgmt	Y	For	For
32	Deere & Company	DE	244199105	2/27/2008	1	A vote for election of the nominees Kevin Dunnigan, Charles O. Holliday, Jr., Dipak C. Jain, Joachim Milberg, Richard B. Myers.	Mgmt	Y	For	For
					2	Re-approval of the John Deere mid term incentive plan	Mgmt	Y	For	For
					3	Ratification of Deloitte & Touche LLP as the company's independent registered pubic accounting firm for the fiscal year 2008	Mgmt	Y	For	For
33	Apple Inc.	AAPl	.037833100.	3/4/2008	1	A vote for election of the nominees William Campbell, Millard Drexler, Albert Gore Jr., Steven P. Jobs, Andrea Jung, Arthur Levinson, Eric Schmidt, Jerome York	Mgmt	Y	For	For
					2	Ratification of KPMG LLP as independent registered public accounting firm for 2008	Mgmt	Y	For	For
					3	To consider a shareholder proposal entitled advisory vote on compensatory, if properly presented at the meeting	Stockholder	Y	Against	For
					4	To consider a shareholder proposal entitled amend corporate bylaws establishing a board committee on sustainability if properly presented at the meeting.	Stockholder	Y	Against	For
34	Synovis Life Technologies	SYNO	87162G105	3/6/2008	1	A vote for election of the nominees William G. Kobi, Richard Kramp, Karen Gilles Larson, Mark Palma, Richard Perkins, Timothy Scanlan, John Seaberg, Sven Wehrwein	Mgmt	Y	For	For
35	Mechel Open Joint Stock Company	MTL	583840103	3/24/2008	1	To introduce the proposed version of modifications and additions into the charter of Mechel OAO	Mgmt	No (Proxy received after meeting date)
					2	To introduce modifications and additions into the company's bylaw on the board of directors	Mgmt	No (Proxy received after meeting date)
					3	To approve transactions of interest	Mgmt	No (Proxy received after meeting date)
36	Waddell & Reed Financial, Inc.	WDR	930059100	4/9/2008	1	A vote for election of the following nominees Alan Kosloff, Jerry Walton	Mgmt	Y	For	For
					2	Approval of the amendment and restatement of the Waddell & Reed Financial Inc. 2003 executive incentive plan, as amended and restated, all as more fully described in the proxy statement.	Mgmt	Y	For	For
					3	Ratification of the selection of KPMG LLP as the independent registered public accounting firm for the fiscal year 2008	Mgmt	Y	For	For
					4	Stockholder proposal to require and advisory vote on executive compensation	Mgmt	Y	For	For
37	Northern Trust Corporation	NTRS	665859104	4/15/2008	1	A vote for election of the following nominees Linda Walker Bynoe, Nicholas Chabraja, Susan Crown, Edward Mooney, William Osborn, John Rowe, Harold Smith, Frederick Waddell	Mgmt	Y	For	For
					2	Ratification of KPMG LLP as the corporations registered public accounting firm for the fiscal year 2008	Mgmt	Y	For	For
38	Merck & Co. Inc.	MRK	589331PPH	4/22/2008	1

A vote for election fo the nominees Richard Clark, Johnnetta B. Cole, Thomas Glocer, Steven Goldstone, William Harrison, Harry Jacobson, William Kelley, Rochelle Lazarus, Thomas Shenk, Anne Tatlock, Samuel Their, Wendell Weeks, Peter Wendel

							Mgmt	Y	For	For
					2	Ratification of the appointment of the company's independent registered public accounting firm for 2008	Mgmt	Y	For	For
					3	Stockholder proposal concerning management compensation	Stockholder	Y	Against	For
					4	Stockholder proposal concerning an advisory vote on executive compensation	Stockholder	Y	Against	For
					5	Stockholder proposal concerning special shareholder meetings	Stockholder	Y	Against	For
					6	Stockholder proposal concerning an independent lead director	Stockholder	Y	Against	For
39	Quintana Maritime	QMAR	Y7169G109	4/14/2008	1	To authorize and approve the agreement and plan of merger, dated as of January 29, 2008. As amended, by and among excel maritime carriers. Bird Acqusition Corp and Quinatana Maritime Limited	Mgmt	Y	For	For
2

To approve adjournments or postponements of the special meeting if necessary, to permit further solicitation of proxies if there are not sufficient votes at the tim of the special meeting to authorize and approve the agreemetns and plan of merger.

							Mgmt	Y	For	For
40	Eli Lilly Company	LLY	532457PPH	4/21/2008	1	A vote for election of the nominees ML Eskew, A. G. Gilman, K. N Horn, JC Lechleitter	Mgmt	Y	For	For
					2	Ratification of Ernst & Young as the company independent auditors for the fiscal year 2007	Mgmt	Y	For	For
					3	Approve amendments to the articles of incorporation to provide for the declassification of the board.	Mgmt	Y	For	For
					4	Approve amendments to the articles of incorporation to provide for election of directors by majority vote	Mgmt	Y	For	For
					5	Amending the company's stock plans	Mgmt	Y	For	For
					6	Proposal on international outsourcing of animal research	Stockholder	Y	Against	For
					7	Proposal on allowing shareholders to amend the company's bylaws	Stockholder	Y	Against	For
					8	Proposal on adopting a simple majority vote	Stockholder	Y	Against	For
					9	Proposal on reporting company's poltiical contributions	Stockholder	Y	Against	For
41	Praxair, Inc.	PX	74005P104	4/22/2008	1	A vote for election of the nominees nance Dicciani, Edward Galante, Ira Hall, Raymond Leboeuf, larry Mcvay, Wayne Smith, H. Mitchell Watson, Robert wood	Mgmt	Y	For	For
					2	Proposal to amend the certificate of incorporation regarding the election of directors by mojority vote.	Mgmt	Y	For	For
					3	Ratification of the appointment of the independent auditor	Mgmt	Y	For	For
42	Transalta Corporation	TAC	89346D107	4/22/2008	1	A vote for election of the nominees W.D Anderson, S. Bright, T Faithful, G.d Griffin, CK Jespersen, M,M Kanovsky, D. Kaufman, G. Lackenbauer, M. Piper, L. Vasquez Senties, G. Snyder	Mgmt	Y	For	For
					2	Ratification of Ernst & Young LLP as the independent Auditors	Mgmt	Y	For	For
43	Teledyne Technologies	TDY	879360105	4/23/2008	1	A vote for election of the nominees Roxanne Austin, Robert Bozzone, Frank cahouet, Kenneth Dahlberg	Mgmt	Y	For	For
					2	Approval of the Teledyne Technologies Incorporated 2008 incentive award plan	Mgmt	Y	For	For
					3	Ratification of the appointment of independent registered public accounting firm	Mgmt	Y	For	For
44	Pfizer Inc.	PFE	717081PPH	4/24/2008	1

A vote for election of the nominees Dennis Ausiello, Michael Brown, Anthony Burns, Robert Burt, Don Cornwell, William Gray, Constance Horner, William Howell, James Kitts, Jeffrey Kindler, Geroge Lorch, Dana Mead, Suzanne Nora Johnson, William Steere

							Mgmt	Y	For	For
					2	Ratification of KPMG LLP as independent registered public accounting firm for 2008	Mgmt	Y	For	For
					3	Shareholder proposal regarding stock options	Stockholder	Y	Against	For
					4	Shareholder proposal requesting separation of Chairman and CEO Roles.	Stockholder	Y	Against	For
45	Johnson & Johnson	JNJ	478160PPH	4/24/2008	1

A vote for election of the nominees Mary Sue Coleman, James Cullen, Michael Johns, Arnold Langbo, Susan Lindquist, Leo Mullin, William Perez, Christine Poon, Charles Prince, Steven Reinemund, David Satcher, William Weldon

							Mgmt	Y	For	For
					2	Ratification of Pricewaterhousecoopers LLP as independent registered public accounting firm for the fiscal year.	Mgmt	Y	For	For
					3	Shareholder proposal: advisory vote on executive compensation, policies and disclosure	Mgmt	Y	For	For
46	Wyeth	WYE	983024PPH	4/24/2008	1

A vote for election of the nominees Robert Amen, Michael Critelli, Robert Essner, John Feerick, Frances Fergusson, Victor Ganzi, Robert Langer, John Mascotte, Raymond McGuire, Mary Lake Polan, Bernard Poussot, Gary Rogers, John Torell III.

							Mgmt	Y	For	For
					2	Ratification of Pricewaterhousecoopers LLP as independent registered public accounting firm for the fiscal year.	Mgmt	Y	For	For
					3	Vote to amend and restate the 2005 stock incentive plan	Mgmt	Y	For	For
					4	Vote to adopt the 2008 non-employee director stock incentive plan	Mgmt	Y	For	For
					5	Stockholder proposal on reporting the company's political contributions and trade association payments	Stockholder	Y	Against	For
					6	Stockholder proposal on adoption of a by-law for the recoupment of incentive bonuses	Stockholder	Y	Against	For
47	Abbott Laboratories	ABT	.002824PPH.	4/25/2008	1	A vote for election of the following nominees R Austin, W Daley, W. J. Farrell, H.L Fuller, W. Osborn, D.A Owen, Powell Jr, W Reynolds, R. Roberts, S.C Scott III, W Smithburg, G.F. Tilton, M. D White	Mgmt	Y	For	For
					2	Ratification of Deloitte & Touche LLP as the company's independent registered pubic accounting firm for the fiscal year 2008	Mgmt	Y	For	For
					3	Proposal to access to medicines	Stockholder	Y	Against	For
					4	Proposal to advisory vote	Stockholder	Y	Against	For
48	Bioscrip, Inc.	BIOS	.09069N108.	4/29/2008	1	A vote for election of the nominees Charlotte Collins, Louis Difazio, Richard Friedman, Myron Holubiak, David Hubers, Richard Robbins, Stuart Samuels, Steven Schelhammer	Mgmt	Y	For	For
					2	Proposal to approve the company's equity incentive plan	Mgmt	Y	For	For
					3	Ratification of Earnst & Young LLP as independent registered public accounting firm for the fiscal year.	Mgmt	Y	For	For
49	Tennant Company	TNC	880345103	4/29/2008	1	A vote for election of the nominees david Mathieson, Stephen Shank	Mgmt	Y	For	For
					2	Ratification of KPMG LLP as the corporations registered public accounting firm for the fiscal year 2008	Mgmt	Y	For	For
					3	To approve the 2009 short term incentive plan	Mgmt	Y	For	For
50	Invitrogen Corporation	IVGN	46185R100	4/30/2008	1	A vote for election of the nominees Balakrishnan Iyer, Ronald Matricaria, Ann Reynolds	Mgmt	Y	For	For
					2	Ratification of Earnst & Young LLP as independent registered public accounting firm for the fiscal year.	Mgmt	Y	For	For
					3	Amendment of the company's 1998 employee stock purchase plan	Mgmt	Y	For	For
					4	Amendment of the company's 2004 equity incentive plan	Mgmt	Y	For	For
51	Eresearch Technology	ERES	29481V108	5/1/2008	1	A vote for election of the nominees Joel Morganroth, Stephen Philips	Mgmt	Y	For	For
					2	Ratification of KPMG LLP as the corporations registered public accounting firm for the fiscal year	Mgmt	Y	For	For
52	Zimmer Holdings	ZMH	98956PPPH	5/5/2008	1	A vote for election of the nominees David Dvorak, Robert Hagemann, Arthur Higgins, Cecil Pickett	Mgmt	Y	For	For
					2	Auditor ratification	Mgmt	Y	For	For
					3	Approval of the amended executive performance incentive plan.	Mgmt	Y	For	For
					4	Amendment of restated certificate of incorporation to eliminate super majority voting requirements	Mgmt	Y	For	For
53	Allergan, Inc.	AGN	.018490PPH.	5/6/2008	1	A vote for election of the nominees Deborah Dunsire, Trevor M. Jones, Louis Lavigne, Leonard Schaeffer	Mgmt	Y	For	For
					2	To approve the 2008 incentive award plan	Mgmt	Y	For	For
					3	Ratification of Earnst & Young LLP as independent registered public accounting firm for the fiscal year.	Mgmt	Y	For	For
					4A	Proposal regarding the adoptioon of a pay for superior performance executive compensation plan	Stockholder	Y	Against	For
					4B	Proposal regarding additional anumal testing disclosure	Stockholder	Y	Against	For
54	Bristol -Myers Squibb	BMY	110122PPH	5/6/2008	1	A vote for election of the nominees L. Campbell, J.M. Cornelius, L Glimcher, M. Grobstein, L Johansson, , A..J. Lacy, V. L Sato, T. West, R Williams	Mgmt	Y	For	For
					2	Ratification of independent registered public accounting firm	Mgmt	Y	For	For
					3	Executive compensation disclosure	Stockholder	Y	Against	For
55	Baxter International, Inc.	BAX	.071813109.	5/6/2008	1	A vote for election of the nominees Wayne Hockmeyer, Joseph Martin, Robert Parkinson, Thomas Stallkamp, Albert Stroucken	Mgmt	Y	For	For
					2	Ratification of independent registered public accounting firm	Mgmt	Y	For	For
56	Idexx Laboratories	IDXX	45168D104	5/7/2008	1	A vote for election of the nominees Thomas Craig, Errol Desouza, R. M. Henderson	Mgmt	Y	For	For
					2	To approve and adopt the 2008 incentive compensation plan	Mgmt	Y	For	For
					3	Ratification of Pricewaterhousecoopers LLP as independent registered public accounting firm for the fiscal year.	Mgmt	Y	For	For
57	Covance Inc.	CVD	222816100	5/8/2008	1	A vote for election of the nominees Kathleen Bang, gary Costley	Mgmt	Y	For	For
					2	Approval of 2008 non-employee directors stock option plan	Mgmt	Y	For	For
					3	Ratification of Earnst & Young LLP as independent registered public accounting firm for the fiscal year.	Mgmt	Y	For	For
58	Hospira Inc.	HSP	441060PPH	5/13/2008	1	A vote for election of the nominees Irving Bailey, Ronald Matricaria, Jacque Sokolov	Mgmt	Y	For	For
					2	Ratification of Deloitte & Touche LLP as the company's independent registered pubic accounting firm for the fiscal year 2008	Mgmt	Y	For	For
59	Owens-Illinois	OI	690768403	5/9/2008	1	A vote for election of the nominees Peter Hellman, Anastasia Kelly, John Mcmackin Jr. Hugh Roberts.	Mgmt	Y	For	For
					2	Ratification of Ernst & Young LLP as the independent Auditors	Mgmt	Y	For	For
60	Crimson Exploration, Inc.	CXPO	22662K207	5/13/2008	1	A vote for election of the nominees Allan D. Keel, James Ford, Adam Pierce, Lee Backsen	Mgmt	Y	For	For
					2	Ratification of Grant Thorton LLP as independent registered public accounting firm for fiscal 2008.	Mgmt	Y	For	For
61	Aixtron	AIXG	.009606104.	5/14/2008	1	Resolution on the use of retained earnings	Mgmt	Y	For	For
					2	Resolution on the approval of the activities of the members of the executive board during fiscal year 2007	Mgmt	Y	For	For
					3	Ratification of independent registered public accounting firm	Mgmt	Y	For	For
					4	Resolution on the election of the auditors and the group auditors for fiscal year 2008	Mgmt	Y	For	For
					5	Resolution to convert bearer shares into registered shares and correponding amendments of the articles of association	Mgmt	Y	For	For
6

Resolution on the cancellation of contingent capital in an amount of EUR 43,680 pursuant to article 4 clause 2.3 of the articles of association and corresponding amendments of the articles of association

							Mgmt	Y	For	For
					7	Resolution on the authorization to purchase and use own shares	Mgmt	Y	For	For
62	Alpha Natural Resources	ANR	.02076X102.	5/14/2008	1	A vote for election of the nominees Mary Ellen Bowers, John Brinzo, Herman Buerger, Kevin Crutchfield, Linn Draper, Glenn Eisenberg, John Fox, Michael Quillen, Ted Wood	Mgmt	Y	For	For
					2	To approve the 2008 annual incentive plan	Mgmt	Y	For	For
					3	To approve the 2008 annual incentive bonuns plan	Mgmt	Y	For	For
					4	Ratification of KPMG LLP as independent registered public accounting firm for 2008	Mgmt	Y	For	For
63	Appliance Recycling Centers of America	ARCI	.03814F205.	5/15/2008	1	A vote for election of the nominees Edward Cameron, Duane Carlson, Thomas Hunt, Morgan Wolf, Glynnis Jones	Mgmt	Y	For	For
64	Hecla Mining Company	HL	422704106	5/16/2008	1	A vote for election of the nominees Philps Baker, David Christensen, Anthony Taylor	Mgmt	Y	For	For
65	Art Technology Group Inc.	ARTG	204289L107.	5/22/2008	1	A vote for election of the nominees Michael Brochu, Robert Burke, Mary Makela	Mgmt	Y	For	For
					2	To approve further amendment and restatement of the amended and restated 1996 stock option plan	Mgmt	Y	For	For
					3	Ratification of independent registered public accounting firm	Mgmt	Y	For	For
66	Nuvasive inc.	NUVA	670704105	5/22/2008	1	A vote for election of the nominees Robert hunt, Hansen Yuan	Mgmt	Y	For	For
					2	Ratification of Ernst & Young LLP as the independent Auditors	Mgmt	Y	For	For
67	Medco Health Solutions	MHS	58405U102	5/22/2008	1	A vote for election of the nominees John Cassis, Michael Godlstein, Blenda Wilson.	Mgmt	Y	For	For
					2	Ratification of Pricewaterhousecoopers LLP as independent registered public accounting firm for the fiscal year.	Mgmt	Y	For	For
3

Approval of proposed amendment to the company's certificate of incorporation to increase the number of authorized shares of the company's common stock from 1,000,000,000 shares to the 2,000,000,000 shares

							Mgmt	Y	For	For
					4	Shareholder proposal regarding executive compensation	Shareholder	Y	Against	For
68	Biomarin Pharmaceuticals Inc.	BMRN	.09061G101.	5/22/2008	1	A vote for election of the nominees Jean Jacques Bienaime, Michael Grey, Elaine Heron, Joseph Klein III, Pierre Lapalme, Bryan Lawlis, Alan Lewis, Richard Meier	Mgmt	Y	For	For
					2	Ratification of KPMG LLP as independent registered public accounting firm for 2008	Mgmt	Y	For	For
69	Bunge Limited	BG	G16962105	5/23/2008	1	A vote for election of the nominees Ernest Bachrach, Enrique Boilini, Michael Bulkin	Mgmt	Y	For	For
2

Ratification of Deloitte & Touche LLP as the company's independent registered pubic accounting firm for the fiscal year 2008, and to authorize the audit committee of the board of directors to determine the auditors fees

							Mgmt	Y	For	For
					3	To increase the number of authorized common shares of Bunge Limited from 240,000,000 to 400,000,000	Mgmt	Y	For	For
					4	To increase the number of authorized preference shares of Bunge Limited from 10,000,000 to 21,000,000	Mgmt	Y	For	For
					5	To amend Bunge Limited's bye-laws to permit the repurchase or otherwise acquire its shares to hold as treasury shares	Mgmt	Y	For	For
70	LB Foster Company	FSTR	350060109	5/28/2008	1	A vote for election of the nominees Lee Foster II, Stan Hasselbusch, Peter Mcllroy II, Thomas Mckane, Diane Owen, William Rackoff, Suzanne Rowland.	Mgmt	Y	For	For
					2	Approval of the 2008 omnibus incentive plan, as amended and restated on March 6, 2008	Mgmt	Y	For	For
					3	Approval of the executive annual incentive compensation plan+	Mgmt	Y	For	For
71	Ak Steel Holdings	AKS	.001547108.	5/29/2008	1

A vote for election of the nominees Richard Abdoo, John Brinzo, Dennis Cuneo, William Gerber, Dr. Bonnie Hill, Robert Jenkins, daniel Meyer, Ralph Michael, Shirley Peterson, James Thomson and James Wainscott

							Mgmt	Y	For	For
					2	Ratification of Deloitte & Touche LLP as independent registered public accountin firm for 2008	Mgmt	Y	For	For
					3	Re-approval of the performance goals for the company's annual management incentive plan	Mgmt	Y	For	For
72	I-Many Inc	IMNY	44973Q103	5/30/2008	1	A vote for election of the nominees Reynolds Bish, James Dennedy, Steven Fingerhood, Murray Low, Mark Mitchell, Karl Newkirk, John Rade	Mgmt	Y	For	For
					2	To approve the stock incentive plan	Mgmt	Y	For	For
					3	Ratification of BDO Seidman as independent registered public acounting firm.	Mgmt	Y	For	For
73	Iron Mountain Incorporated	IRM	462846106	6/5/2008	1	A vote for election of the nominees Clarke Bailey, Constantine Boden, Robert Brennan, kent Dauten, Michael Lamach, Arthur Little, Richard Reese, Vincent Ryan, Laurie Tucker	Mgmt	Y	For	For
74					2

The approval of an amendment to the Iron Mountain incorporated 2002 stock incentive plan to increase the number of shares of common stock authorized for issuance thereunder by 7,500,000 from 12, 528,815 and extend the termination date thereunder from March 31, 2012 to March 31, 2018.

							Mgmt	Y	For	For
3

The approval of an amendment to the iron Mountain incorporated 2006 senior executive incentive program to modify the definition of participant, increase the maximum compensation payable thereunder and modify and re-approve the payment criteria thereunder.

							Mgmt	Y	For	For
					4	The approval of an amendment to the Iron Mountain incorporated 2003 senior executive incentive program to modify and reapprove the payment criteria thereunder.	Mgmt	Y	For	For
					5	Ratification of Deloitte & Touche LLP as independent registered public accountin firm for 2008	Mgmt	Y	For	For
74	FTI Consulting, inc.	FCN	302941109	6/10/2008	1	A vote for election of the nominees Mark Berey, Jack Dunn, Gerard Holthaus.	Mgmt	Y	For	For
					2	Approve the addition of 1,00,000 shares of common stock to the FTI consulting, inc. 2006 global long-term incentive plan.	Mgmt	Y	For	For
					3	Ratification of KPMG LLP as independent registered public accounting firm for 2008	Mgmt	Y	For	For
75	CNOOC Limited	CEO	126132109	5/29/2008	1	To receive and consider the audited financial statements and the reports of the directors and auditors	Mgmt	Y	For	For
					2	A vote for election of the nominees Mr. Fu Chengyu, Zhou Shouwei, Yang Hua, Lawrence Lau, Wang Tao.	Mgmt	Y	For	For
					3	To authorize the board of directors to fix the remuneration of each of the directors.	Mgmt	Y	For	For
					4	To reappoint the independent auditors and to authorize the board of directors to fix their remuneration.	Mgmt	Y	For	For
					5	To grant a general mandate to directors to repurchase shares in the capital of the company not exceeding 10% of share capital	Mgmt	Y	For	For
					6	To grant a general mandate to directors to allot, issue and deal with additional shares in the capital not exceeding 20%.	Mgmt	Y	For	For
					7	To extend general mandate granted to directors to allot, issue and deal with shares wich shall not exceed 10% of capital.	Mgmt	Y	For	For
76	CSX Corporation	CSX	126408103	6/25/2008	1

A vote for election of the nominees D.N. Alvarado, E.E. Bailey, Sen Breaux, S.T. Halverson, E. J. Kelly III, R. D. Kunisch, J. D mcpherson, D.M. Ratcliffe, W. C. Richardson, F. S. Royal, D. J Shepard, M. J Ward

							Mgmt	Y	For	For
					2	Ratification of Ernst & Young LLP as independent auditor for 2008	Mgmt	Y	For	For
					3	Approval of bylaw amendments adopted by the board of directors allowing shareholders to request special shareholder meetings	Mgmt	Y	For	For
					4	Shareholder proposal regarding special shareholder meetings	Shareholder	Y	Against	For
					5	Shareholder proposal regarding nullification of certain bylaw amendments	Shareholder	Y	Against	For
77	Geoeye Inc	GEOY	37250w108	6/5/2008	1	James Abrahamsom, Joesph Ahern, Martic Faga, Michael Horn, Lawrence Hough, Roberta Lenczowski	Mgmt	Y	For	For
					2	proposal to adopt the geoeye inc 2008 employee stock purchase	Mgmt	Y	For	For
					3	Ratification of BdoSeidman LLP as independent registered public accounting firm for the fiscal year.	Mgmt	Y	For	For
78	Auxilium Pharmaceuticals Inc	AUXL	05334d107	6/12/2008	1	Rolf Classon, Al Altomari, Armando Anido, Edwin Bescherer, oliver Fetzer, Dennis Langer	Mgmt	Y	For	For
79	Mechel Open Joint Stock Company	MTL	583840103	6/27/2008	1	Approval of Making the Majory Transaction being a transaction of interst, Approvla of the following interrelated treansactions	Mgmt	Y	For	For
					2	The Aggerate of all Transactions for placement of the company preferred shares in a pubic offericn including those being placed therough placement of the GDRS, adn teh deposit agreement	Mgmt	Y	For	For
80	Research In Motion Limited	RIMM	760975102	6/15/2008	1

The Election of irectors Referred to in the management circular of the company dated May 28, 2008, Namely James Balsillie, Mike Lazaridids, James Estill, David Kerr, Roger Martin, John Richardson, barbara Stymiest and John Wetmore

							Mgmt	Y	For	For
2

The RE-Appointment of Ernst and Young LLP as independent auditors of the comdpany and authorizing the directors to fix their remuneration*note*this from confers discretionary authority to vote on such other business as may properly come before the meetigt or any adhourmnet therof. *note* this voting instruciton form should be read in conjuction with the accompanying informatnion circular

							Mgmt	Y	For	For
81	CSX Corporation		126408103	6/25/2008	1	D.M. Alvardo, E. Bailey, Sen J. Breaux, S. Halverson, K. Kelly III, R. Kunisch, J, McPherson, D. Ratcliffe, W. Richardson, F. Royal, D. Shepard, M. Ward.	Mgmt	Y	For	For
					2	Ratification of Ernst & Young LLP as independent auditor for 2008	Mgmt	Y	For	For
					3	Approval of bylaw amendments adopted by the board of directors allowing shareholders to request special shareholder meetings	Mgmt	Y	For	For
					4	Shareholder proposal regarding special shareholder meetings	Mgmt	Y	For	For
					5	Shareholder Proposal Regarding Bullification of Certain Bylaw Amendments.	Mgmt	Y	For	For

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

RALPH PARKS PORTFOLIOS TRUST

By (Signature and Title)*        /s/ Ralph Parks

         Ralph Parks, President

Date August 19, 2008